Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash		$ 4,324,956	$ 2,564,850
Restricted cash			1,500,000
Accounts receivable, net		11,458,689	12,807,009
Prepayments and other assets, net		229,928	120,910
Total current assets		16,013,573	16,992,769
Property and equipment, net		329,585	395,056
Operating lease right-of-use assets		133,103	197,863
Prepayments and other assets, net		4,457	30,576
Deferred initial public offering (“IPO”) costs		482,183	112,900
Total assets		16,962,901	17,729,164
Current liabilities
Accounts payable		10,092,160	11,196,384
Short-term bank loans		1,510,249	1,195,149
Income tax payables		91,025	272,437
Operating lease liabilities, current		104,267	85,382
Accrued expenses and other liabilities		291,464	177,737
Total current liabilities		12,358,632	13,205,090
Operating lease liabilities, non-current		41,011	127,834
Accrued expenses and other liabilities, non-current		10,153	9,700
Deferred tax liabilities, net		8,243	13,420
Total liabilities		12,418,039	13,356,044
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital		3,997,000	3,997,000
Accumulated other comprehensive income		145
Retained earnings		544,717	373,120
Total shareholders’ equity		4,544,862	4,373,120
Total liabilities and shareholders’ equity		16,962,901	17,729,164
Common Class A [Member]
Shareholders’ equity
Common stock, ordinary shares	[1]	735
Common Class B [Member]
Shareholders’ equity
Common stock, ordinary shares	[1]	2,265	3,000
Related Party [Member]
Current liabilities
Amounts due to related parties		$ 269,467	$ 278,001

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.